CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ 481.5	$ 2,153.8	$ (2,687.9)
Items of other comprehensive income that were or will be reclassified to profit or loss
Foreign currency translation differences for foreign operations	2.2	(2.4)	(9.1)
Net change in fair value of investments in debt instruments at fair value through other comprehensive income, net of tax	11.9	7.6	4.4
Net change in fair value of investments in debt instruments at fair value through other comprehensive income that was transferred to profit or loss	(1.0)	0.7	13.6
Items of other comprehensive income that would never be reclassified to profit or loss
Net change in fair value of investments in equity instruments at fair value through other comprehensive income, net of tax	1.6	(0.1)	1.5
Defined benefit pension plans actuarial gains (losses), net of tax	1.6	(1.7)	0.1
Other comprehensive income for the year, net of tax	16.3	4.1	10.5
Total comprehensive income for the year	497.8	2,157.9	(2,677.4)
Attributable to:
Owners of the Company	495.1	2,151.3	(2,683.3)
Non-controlling interests	2.7	6.6	5.9
Total comprehensive income for the year	$ 497.8	$ 2,157.9	$ (2,677.4)